Fair Value Measurement (Details Numeric) (USD $)	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Total debt and equity instruments	$ 422,404,000,000		$ 409,411,000,000
Fair Value Measurement (Numeric) [Abstract]
Total U.S. government-sponsored enterprise obligations	126,300,000,000		137,300,000,000
Residential first lien mortgages	18,900,000,000		22,700,000,000
Conforming mortgage loans originated with intent to sell to U.S. government agencies	10,200,000,000		13,100,000,000
Reverse mortgages	3,900,000,000		4,000,000,000
Reduction in the level 3 derivative receivables and derivative payables balances from counterparty netting	12,100,000,000		12,700,000,000
Cost basis of the private equity investment portfolio	10,100,000,000		10,000,000,000
Level 3 Liabilities as a percentage of Total Firm liabilities at fair value	23.00%		22.00%
Fair value adjustments associated with unfunded held-for-sale lending-related commitments within the leveraged lending portfolio	828,000,000		517,000,000
Structured credit derivatives	9,800,000,000
Commercial mortgage loans and residential whole loans included within trading loans	6,500,000,000
Collateral loan obligation backed by available for sale securities portfolio	14,700,000,000
Collateralized loan obligations	334,800,000,000		316,300,000,000
Average credit enhancement	30.00%
Percentage of level 3 assets in total Firm assets	5.00%
Total assets measured at fair value on a recurring basis	905,772,000,000		874,296,000,000
Increase (decrease) in level 3 assets	1,300,000,000
Increase in asset-backed AFS securities	1,300,000,000
Increase in private equity driven by new investments and net gains in the portfolio	1,000,000,000
Decrease in derivative receivables due to tightening of credit spreads and unwinds	1,600,000,000
Net increase (decrease) in trading loans	1,400,000,000
Gain (loss) on assets measured at fair value on recurring basis		(1,400,000,000)
Gain (loss) on liability measured at fair value on recurring basis		493,000,000
Gain on private equity	905,000,000
Accrued interest and accounts receivable, at fair value	0		0
Federal funds sold and securities purchased under resale agreements, at fair value	19,998,000,000		20,299,000,000
Securities borrowed, at fair value	15,334,000,000		13,961,000,000
Loans, at fair value	1,805,000,000		1,976,000,000
Other assets, at fair value	19,610,000,000		18,201,000,000
Deposits, at fair value	4,277,000,000		4,369,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements, at fair value	6,214,000,000		4,060,000,000
Other borrowed funds, at fair value	10,616,000,000		9,931,000,000
Accounts payable and other liabilities, at fair value	146,000,000		236,000,000
Beneficial interests issued by consolidated VIEs, at fair value	1,276,000,000		1,495,000,000
Long-term debt and junior subordinated deferrable interest debentures, at fair value	37,915,000,000		38,839,000,000
Long-term advances from Federal Home Loan Banks			23,000,000,000
Level 3 [Member] | Others [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Total debt and equity instruments	246,000,000		253,000,000
Others [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Total debt and equity instruments	3,405,000,000		2,528,000,000
Others [Member] | Available-for-sale Securities [Member] | Asset-backed securities [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Realized gains and losses recorded in income on AFS securities	330,000,000	79,000,000
Unrealized gains and losses on AFS securities	156,000,000	65,000,000
Level 3 [Member] | Loans [Member] | Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Total debt and equity instruments	12,490,000,000		13,144,000,000
Loans [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Total debt and equity instruments	12,500,000,000
Loans [Member] | Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Total debt and equity instruments	34,249,000,000		34,880,000,000
Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Total debt and equity instruments	33,551,000,000		33,877,000,000
Fair value of assets	116,100,000,000
Fair Value Measurement (Numeric) [Abstract]
Total assets measured at fair value on a recurring basis	110,678,000,000		110,639,000,000
Federal funds sold and securities purchased under resale agreements, at fair value	0		0
Securities borrowed, at fair value	0		0
Loans, at fair value	1,371,000,000		1,466,000,000
Other assets, at fair value	13,413,000,000		12,041,000,000
Level 3 [Member] | Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Total debt and equity instruments	31,938,000,000		31,939,000,000
Level 3 [Member] | Available-for-sale Securities [Member]
Fair Value Measurement (Numeric) [Abstract]
Collateralized loan obligations	15,525,000,000		14,287,000,000
Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Total debt and equity instruments	267,128,000,000		256,610,000,000
Available-for-sale Securities [Member]
Fair Value Measurement (Numeric) [Abstract]
Collateralized loan obligations	$ 334,784,000,000		$ 316,318,000,000